Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	12 Months Ended		13 Months Ended	24 Months Ended	25 Months Ended	36 Months Ended	37 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	85 Months Ended	96 Months Ended	97 Months Ended	108 Months Ended	120 Months Ended
		Apr. 26, 2018	May 31, 2016	May 31, 2018	May 31, 2026	May 31, 2017	May 31, 2019	May 31, 2018	May 31, 2020	May 31, 2019	May 31, 2021	May 31, 2020	May 31, 2022	May 31, 2021	May 31, 2023	May 31, 2022	May 31, 2024	May 31, 2023	May 31, 2025	May 31, 2024	May 31, 2026	May 31, 2025	May 31, 2026
C000018356
Account Value [Line Items]
Line Graph and Table Measure Name					Large Cap Fund, Class A Shares
Accumulated Value			$ 100,000			$ 113,443		$ 130,463		$ 132,410		$ 140,062		$ 200,840		$ 196,898		$ 195,450		$ 246,364		$ 278,204	$ 355,226
C000018358
Account Value [Line Items]
Line Graph and Table Measure Name					Large Cap Disciplined Equity Fund, Class A Shares
Accumulated Value			100,000			116,228		130,673		130,488		139,917		198,682		199,447		201,984		261,866		296,384	381,719
C000018357
Account Value [Line Items]
Line Graph and Table Measure Name					Large Cap Index Fund, Class A Shares
Accumulated Value			100,000			117,437		134,504		139,118		156,473		223,081		216,970		222,147		284,412		323,020	416,013
C000134335
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index Fund, Class A Shares
Accumulated Value			100,000			117,424		134,283		139,340		157,138		220,366		219,637		225,822		289,286		328,195	425,552
C000109763
Account Value [Line Items]
Line Graph and Table Measure Name					Extended Market Index Fund, Class A Shares
Accumulated Value			100,000			119,027		141,146		136,501		141,804		230,836		187,265		181,447		226,292		248,655	324,265
C000018361
Account Value [Line Items]
Line Graph and Table Measure Name					Small Cap Fund, Class A Shares
Accumulated Value			100,000			115,402		134,217		123,863		115,142		188,117		170,015		158,572		196,510		203,523	265,632
C000111997
Account Value [Line Items]
Line Graph and Table Measure Name					Small Cap II Fund, Class A Shares
Accumulated Value			100,000			114,272		137,095		127,524		120,894		206,475		183,482		174,948		215,098		216,547	296,407
C000018359
Account Value [Line Items]
Line Graph and Table Measure Name					Small/Mid Cap Equity Fund, Class A Shares
Accumulated Value			100,000			115,529		134,610		125,748		120,967		192,297		179,860		164,756		200,261		202,737	243,398
C000198133
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. Equity Factor Allocation Fund, Class A Shares
Accumulated Value		$ 100,000		$ 101,700			$ 103,470		$ 110,927		$ 162,555		$ 162,724		$ 161,796		$ 207,463		$ 240,061		$ 310,553
C000036888
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. Managed Volatility Fund, Class A Shares
Accumulated Value			100,000			113,928		122,821		131,540		131,137		168,648		176,598		169,970		198,814		226,490	253,288
C000160603
Account Value [Line Items]
Line Graph and Table Measure Name					Global Managed Volatility Fund, Class A Shares
Accumulated Value			100,000			113,497		121,906		125,731		124,368		154,125		160,675		159,681		184,978		217,914	254,026
C000018354
Account Value [Line Items]
Line Graph and Table Measure Name					World Equity Ex-US Fund, Class A Shares
Accumulated Value			100,000			119,284		133,121		123,345		122,112		176,305		154,213		148,863		178,206		204,786	261,038
C000054521
Account Value [Line Items]
Line Graph and Table Measure Name					Screened World Equity Ex-US Fund, Class A Shares
Accumulated Value			100,000			123,986		140,407		131,185		131,406		195,184		173,735		169,307		199,672		228,971	286,009
C000030145
Account Value [Line Items]
Line Graph and Table Measure Name					Emerging Markets Equity Fund, Class A Shares
Accumulated Value			100,000			121,620		136,660		122,191		115,913		178,908		155,340		147,830		175,413		195,541	306,763
C000039813
Account Value [Line Items]
Line Graph and Table Measure Name					Opportunistic Income Fund, Class A Shares
Accumulated Value			100,000			104,569		108,083		112,297		112,047		119,997		118,832		124,114		136,257		145,872	153,572
C000018355
Account Value [Line Items]
Line Graph and Table Measure Name					Core Fixed Income Fund, Class A Shares
Accumulated Value			100,000			102,509		102,690		109,592		120,748		121,956		111,562		109,151		110,889		117,429	123,598
C000018352
Account Value [Line Items]
Line Graph and Table Measure Name					High Yield Bond Fund, Class A Shares
Accumulated Value			100,000			115,052		119,180		125,515		120,832		148,478		143,888		142,162		159,655		175,057	187,438
C000112815
Account Value [Line Items]
Line Graph and Table Measure Name					Long Duration Fund, Class A Shares
Accumulated Value			100,000			104,406		105,366		116,128		140,337		139,224		118,808		111,899		111,390		114,192	121,591
C000018351
Account Value [Line Items]
Line Graph and Table Measure Name					Long Duration Credit Fund, Class A Shares
Accumulated Value			100,000			104,627		105,298		115,304		136,602		137,319		117,095		110,849		112,022		114,935	123,125
C000096276
Account Value [Line Items]
Line Graph and Table Measure Name					Ultra Short Duration Bond Fund, Class A Shares
Accumulated Value			100,000			101,755		103,480		106,705		109,318		110,904		109,550		112,355		119,195		125,909	131,397
C000018353
Account Value [Line Items]
Line Graph and Table Measure Name					Emerging Markets Debt Fund, Class A Shares
Accumulated Value			100,000			112,185		113,555		115,407		115,725		129,663		109,372		110,702		122,600		134,854	157,911
C000036889
Account Value [Line Items]
Line Graph and Table Measure Name					Real Return Fund, Class A Shares
Accumulated Value			100,000			101,756		102,243		105,135		108,756		116,594		118,998		116,508		121,459		130,043	135,855
C000144225
Account Value [Line Items]
Line Graph and Table Measure Name					Limited Duration Bond Fund, Class A Shares
Accumulated Value			100,000			101,213		102,032		105,694		110,073		112,158		109,009		109,921		114,827		121,982	127,261
C000150792
Account Value [Line Items]
Line Graph and Table Measure Name					Intermediate Duration Credit Fund, Class A Shares
Accumulated Value			100,000			103,378		103,521		110,768		122,942		125,767		113,748		111,792		115,856		122,278	129,263
C000081914
Account Value [Line Items]
Line Graph and Table Measure Name					Dynamic Asset Allocation Fund, Class A Shares
Accumulated Value			100,000			119,173		132,074		133,059		148,829		216,117		222,611		222,112		280,630		325,058	418,376
C000102014
Account Value [Line Items]
Line Graph and Table Measure Name					Multi-Asset Real Return Fund, Class A Shares
Accumulated Value			100,000			99,146		100,579		100,612		97,208		110,981		128,514		120,748		129,529		134,924	152,032
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]				S&P 500 Index (USD) (TR)
Accumulated Value		100,000		101,692			105,539		119,088		167,102		166,601		171,469		219,800		249,524		323,836
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[12]				MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			100,000			118,243		129,679		121,562		117,388		167,602		146,808		144,745		168,980		192,217	255,206
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14]				MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			100,000			118,243		129,679		121,562		117,388		167,602		146,808		144,745		168,980		192,217	255,206
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[16]				MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			100,000			118,243		129,679		121,562		117,388		167,602		146,808		144,745		168,980		192,217	255,206
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]				MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			100,000			118,243		129,679		121,562		117,388		167,602		146,808		144,745		168,980		192,217	255,206
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg Global Aggregate Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[25]				Bloomberg Global Aggregate Index (USD) (TR)
Accumulated Value			100,000			100,768		102,503		105,671		111,583		116,567		101,167		96,636		97,383		104,233	107,627
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[27]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[29]				S&P 500 Index (USD) (TR)
Accumulated Value			100,000			117,468		134,365		139,448		157,349		220,790		220,129		226,561		290,420		329,694	427,882
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[30]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			100,000			101,579		101,198		107,675		117,813		117,336		107,689		105,381		106,757		112,585	118,364
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]				Russell 1000 Index (USD) (TR)
Accumulated Value			100,000			117,477		134,623		139,291		156,754		223,628		217,573		222,898		285,326		324,510	418,119
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]				Russell 1000 Index (USD) (TR)
Accumulated Value			100,000			117,477		134,623		139,291		156,754		223,628		217,573		222,898		285,326		324,510	418,119
Russell Small Cap Completeness Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Small Cap Completeness Index (USD)
Accumulated Value			100,000			119,058		141,118		136,293		141,509		230,408		186,774		180,953		225,277		248,019	323,195
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]				Russell 2000 Index (USD) (TR)
Accumulated Value			100,000			120,361		145,354		132,207		127,660		210,084		174,548		166,380		199,847		202,217	289,338
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]				Russell 2000 Index (USD) (TR)
Accumulated Value			100,000			120,361		145,354		132,207		127,660		210,084		174,548		166,380		199,847		202,217	289,338
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Index (USD)
Accumulated Value			100,000			116,873		138,251		132,324		131,263		210,614		186,142		176,210		214,453		221,928	306,162
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]				Russell 3000 Index (USD) (TR)
Accumulated Value		$ 100,000		$ 102,083			$ 104,631		$ 116,625		$ 167,837		$ 161,654		$ 164,944		$ 210,440		$ 238,046		$ 308,139
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]				Russell 3000 Index (USD) (TR)
Accumulated Value			100,000			117,691		135,417		138,797		154,708		222,643		214,441		218,805		279,158		315,778	408,760
MSCI USA Minimum Volatility (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]				MSCI USA Minimum Volatility (USD) (NR)
Accumulated Value			100,000			112,904		121,839		139,127		147,453		176,156		180,186		177,502		207,645		237,747	248,297
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Accumulated Value			100,000			114,134		124,050		137,990		144,100		182,009		186,029		182,547		216,719		245,798	271,925
MSCI World Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]				MSCI World Index (USD) (NR)
Accumulated Value			100,000			116,423		129,891		129,514		138,315		194,507		185,139		188,975		236,066		268,446	342,237
MSCI World Minimum Volatility Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]				MSCI World Minimum Volatility Index (USD) (NR)
Accumulated Value			100,000			110,310		116,721		127,740		132,328		154,820		152,897		151,435		168,366		197,332	200,628
MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]				MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)
Accumulated Value			100,000			127,086		144,680		132,343		126,381		190,500		152,905		139,912		157,271		177,885	274,094
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Accumulated Value			100,000			100,827		102,261		104,859		107,296		107,596		107,663		111,022		117,116		122,987	128,097
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. High Yield Constrained Index (USD)
Accumulated Value			100,000			113,843		116,453		122,701		123,072		141,693		134,602		134,375		149,402		163,261	175,414
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Account Value [Line Items]
Line Graph and Table Measure Name					70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Accumulated Value			100,000			103,786		104,491		114,838		136,208		133,529		113,796		107,429		107,222		109,435	116,902
Bloomberg Long A+ U.S. Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Long A+ U.S. Credit Index (USD)
Accumulated Value			100,000			103,803		104,498		114,262		133,300		133,346		113,297		107,430		108,566		110,965	119,108
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Accumulated Value			100,000			100,640		101,670		104,333		107,598		107,874		107,198		109,014		114,600		120,363	125,155
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Line Graph and Table Measure Name	[32]				50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Accumulated Value			100,000			111,002		111,328		115,672		117,160		128,108		107,805		108,670		117,380		127,749	143,284
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-5 Year U.S. TIPS Index (USD)
Accumulated Value			100,000			101,834		102,365		105,255		108,986		116,993		119,507		117,062		121,968		130,471	136,354
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Treasury Index (USD)
Accumulated Value			100,000			100,571		100,555		104,015		108,777		109,054		105,908		105,943		109,573		115,764	119,812
Bloomberg A+ U.S. Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg A+ U.S. Credit Index (USD)
Accumulated Value			100,000			102,317		102,189		109,304		120,813		122,051		110,475		108,468		111,689		117,680	124,220
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-5 Year U.S. TIPS Index (USD)
Accumulated Value			100,000			101,834		102,365		105,255		108,986		116,993		119,507		117,062		121,968		130,471	136,354
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Accumulated Value			$ 100,000			$ 102,167		$ 106,186		$ 106,061		$ 106,373		$ 125,049		$ 136,572		$ 128,608		$ 138,778		$ 148,050	$ 168,238

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	ACWI – All Country World Index
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	ACWI – All Country World Index
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[27]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[28]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[31]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[32]	EMBI – Emerging Markets Bond Index